Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	$ 13,967
Depreciation, property, plant and equipment	1,828	$ 2,083
Property, plant and equipment, Ending Balance	14,139	13,967
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	34,919	35,008
Additions other than through business combinations, property, plant and equipment	2,000	72
Increase (decrease) through other changes, property, plant and equipment		(106)
Disposals, property, plant and equipment		(55)
Property, plant and equipment, Ending Balance	36,919	34,919
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	20,952	18,916
Disposals, property, plant and equipment		2,083
Depreciation, property, plant and equipment	1,828
Decrease through classified as held for sale, property, plant and equipment		(47)
Property, plant and equipment, Ending Balance	22,780	20,952
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,359	1,089
Property, plant and equipment, Ending Balance		1,359
Land and Buildings [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,364	1,364
Additions other than through business combinations, property, plant and equipment	345	0
Increase (decrease) through other changes, property, plant and equipment		0
Disposals, property, plant and equipment		0
Property, plant and equipment, Ending Balance	1,709	1,364
Land and Buildings [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	275	215
Disposals, property, plant and equipment		60
Depreciation, property, plant and equipment	75
Decrease through classified as held for sale, property, plant and equipment		0
Property, plant and equipment, Ending Balance	350	275
Camp, Roads, and Other Site [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	585	857
Property, plant and equipment, Ending Balance		585
Camp, Roads, and Other Site [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	5,213	5,213
Additions other than through business combinations, property, plant and equipment	14	0
Increase (decrease) through other changes, property, plant and equipment		0
Disposals, property, plant and equipment		0
Property, plant and equipment, Ending Balance	5,227	5,213
Camp, Roads, and Other Site [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	4,356	3,946
Disposals, property, plant and equipment		410
Depreciation, property, plant and equipment	286
Decrease through classified as held for sale, property, plant and equipment		0
Property, plant and equipment, Ending Balance	4,642	4,356
Ore-Processing Mill [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	10,441	11,468
Property, plant and equipment, Ending Balance		10,441
Ore-Processing Mill [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	20,296	20,402
Additions other than through business combinations, property, plant and equipment	13	0
Increase (decrease) through other changes, property, plant and equipment		(106)
Disposals, property, plant and equipment		0
Property, plant and equipment, Ending Balance	20,309	20,296
Ore-Processing Mill [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	8,828	7,788
Disposals, property, plant and equipment		1,040
Depreciation, property, plant and equipment	1,040
Decrease through classified as held for sale, property, plant and equipment		0
Property, plant and equipment, Ending Balance	9,868	8,828
Heavy machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	398
Property, plant and equipment, Ending Balance	1,608	398
Heavy machinery and equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	6,652	6,707
Additions other than through business combinations, property, plant and equipment	1,594	0
Increase (decrease) through other changes, property, plant and equipment		0
Disposals, property, plant and equipment		(55)
Property, plant and equipment, Ending Balance	8,246	6,652
Heavy machinery and equipment [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	6,254	5,759
Disposals, property, plant and equipment		542
Depreciation, property, plant and equipment	384
Decrease through classified as held for sale, property, plant and equipment		(47)
Property, plant and equipment, Ending Balance	6,638	6,254
Leasehold Improvements & Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	155
Property, plant and equipment, Ending Balance	146	155
Leasehold Improvements & Other [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,394	1,322
Additions other than through business combinations, property, plant and equipment	34	72
Increase (decrease) through other changes, property, plant and equipment		0
Disposals, property, plant and equipment		0
Property, plant and equipment, Ending Balance	1,428	1,394
Leasehold Improvements & Other [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,239	1,208
Disposals, property, plant and equipment		31
Depreciation, property, plant and equipment	43
Decrease through classified as held for sale, property, plant and equipment		0
Property, plant and equipment, Ending Balance	$ 1,282	$ 1,239